Transition to IFRS 9 and IFRS 15 as of 1 January 2018 (Tables)	Jan. 01, 2018
Explanation Of First time Adoption Of IFRS9 [Line Items]
Retrospective amendments to UBS Group balance sheet presentation as of 31 December 2017
Retrospective amendments to UBS AG's balance sheet presentation as of 31 December 2017
CHF million		31.12.17	31.12.17
Assets	References	Former presentation	Revised presentation
Cash and balances at central banks		87,775	87,775
Loans and advances to banks (formerly: Due from banks)		13,693	13,693
Receivables from securities financing transactions (new line)	1		89,633
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	1	12,393
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	1	77,240
Cash collateral receivables on derivative instruments		23,434	23,434
Loans and advances to customers (formerly: Loans)	2	321,718	320,659
Financial assets held to maturity (superseded)	3	9,166
Other financial assets measured at amortized cost (new line)	2,3,7		36,935
Total financial assets measured at amortized cost			572,129
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	4	130,807	126,244
of which: assets pledged as collateral that may be sold or repledged by counterparties		35,363	35,363
Derivative financial instruments (formerly: Positive replacement values)		118,229	118,229
Brokerage receivables (new line, formerly included within Other assets)		n/a	n/a
Financial assets at fair value not held for trading (new line)	5		58,556
Financial assets designated at fair value	5	58,556
Total financial assets measured at fair value through profit or loss			303,028
Financial assets available for sale (superseded)	6	8,665
Financial assets measured at fair value through other comprehensive income (new line)	6		8,665
Investments in associates		1,018	1,018
Property, equipment and software		7,985	7,985
Goodwill and intangible assets		6,398	6,398
Deferred tax assets		9,783	9,783
Other non-financial assets (new line)	4,7		7,358
Other assets (superseded)	7	29,505
Total assets		916,363	916,363

Liabilities
Amounts due to banks		7,533	7,533
Payables from securities financing transactions (new line)	8		17,044
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	8	1,789
Repurchase agreements (newly included in Payables from securities financing transactions)	8	15,255
Cash collateral payables on derivative instruments		30,247	30,247
Customer deposits (formerly: Due to customers)	9	447,141	412,392
Funding from UBS Group AG and its subsidiaries (new line, formerly included within Due to customers)	9		34,749
Debt issued measured at amortized cost		104,749	104,749
Other financial liabilities measured at amortized cost (new line)	11		37,133
Total financial liabilities measured at amortized cost			643,847
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)		30,463	30,463
Derivative financial instruments (formerly: Negative replacement values)		116,134	116,134
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)		n/a	n/a
Financial liabilities designated at fair value (superseded)	10	54,202
Debt issued designated at fair value (new line)	10		49,502
Other financial liabilities designated at fair value (new line)	10,11		16,223
Total financial liabilities measured at fair value through profit or loss			212,323
Provisions		3,084	3,084
Other non-financial liabilities (new line)	11		6,335
Other liabilities (superseded)	11	54,990
Total liabilities		865,588	865,588
Total liabilities and equity		916,363	916,363

Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9
Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9
	31.12.2017		1.1.2018
CHF million	Classification under IAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount (IFRS 9)

Assets
Cash and balances at central banks	Loans and receivables	87,775			0	87,775
Loans and advances to banks	Loans and receivables	13,693	(17)		(3)[12]	13,673
to: Brokerage receivables	Loans and receivables		(17)[1]
Receivables from securities financing transactions	Loans and receivables	89,633	(4,957)		(2)[12]	84,674
to: Financial assets at fair value not held for trading	Loans and receivables		(4,957)[2]
Cash collateral receivables on derivative instruments	Loans and receivables	23,434			0	23,434
Loans and advances to customers	Loans and receivables	320,659	(7,822)	0	(235)[12]	312,602
to: Financial assets at fair value not held for trading	Loans and receivables		(2,678)[3]
to: Brokerage receivables	Loans and receivables		(4,691)[1]
to: Financial assets at fair value held for trading	Loans and receivables		(468)[4]
from: Financial assets at fair value not held for trading	FVTPL (designated)		8[5]	0
from: Financial assets at fair value held for trading	FVTPL (held for trading)		6[5]
Other financial assets measured at amortized cost	Loans and receivables, held to maturity	36,935	(18,525)	0	(35)[12]	18,375
to: Brokerage receivables	Loans and receivables		(19,080)[1]
from: Financial assets measured at fair value through other comprehensive income	Available-for-sale		555[6]	0
Total financial assets measured at amortized cost		572,129	(31,321)	0	(275)	540,533
Financial assets at fair value held for trading	FVTPL (held for trading)	126,244	(10,854)	(15)		115,375
to: Loans and advances to customers	FVTPL (held for trading)		(6)[5]
to: Financial assets at fair value not held for trading	FVTPL (held for trading)		(11,316)[7]
from: Loans and advances to customers	Loans and receivables		468[4]	(15)[4]
of which: assets pledged as collateral that may be sold or repledged by counterparties	FVTPL (held for trading)	35,363				35,363
Derivative financial instruments	FVTPL (derivatives)	118,229				118,229
Brokerage receivables	Loans and receivables		23,787			23,787
from: Loans and advances to banks	Loans and receivables		17[1]
from: Loans and advances to customers	Loans and receivables		4,691[1]
from: Other financial assets measured at amortized cost	Loans and receivables		19,080[1]
Financial assets at fair value not held for trading	FVTPL (designated)	58,556[9]	20,297	(287)		78,566
to: Loans and advances to customers	FVTPL (designated)		(8)[5]
from: Financial assets at fair value held for trading	FVTPL (held for trading)		11,316[7]
from: Receivables from securities financing transactions	Loans and receivables		4,957[2]	(1)
from: Loans and advances to customers	Loans and receivables		2,678[3]	(286)[3]
from: Financial assets measured at fair value through other comprehensive income	Available-for-sale		1,356[8]
Total financial assets measured at fair value through profit or loss		303,028	33,231	(303)		335,957
Financial assets measured at fair value through other comprehensive income	Available-for-sale	8,665	(1,911)			6,755[10]
to: Other financial assets measured at amortized cost	Available-for-sale		(555)[6]
to: Financial assets at fair value not held for trading	Available-for-sale		(1,356)[8]
Investments in associates		1,018				1,018
Property, equipment and software		7,985				7,985
Goodwill and intangible assets		6,398				6,398
Deferred tax assets		9,783		58[11]	64[11]	9,905
Other non-financial assets		7,358				7,358
Total assets		916,363		(245)	(211)	915,908
Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 (continued)
	31.12.2017		1.1.2018
CHF million	Classification under IAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount (IFRS 9)

Liabilities
Amounts due to banks	Amortized cost	7,533				7,533
Payables from securities financing transactions	Amortized cost	17,044	(5,081)			11,963
to: Other financial liabilities designated at fair value	Amortized cost		(5,081)[13]
Cash collateral payables on derivative instruments	Amortized cost	30,247				30,247
Customer deposits	Amortized cost	412,392	(5,268)			407,124
to: Brokerage payables designated at fair value	Amortized cost		(5,268)[14]
Funding from UBS Group AG and its subsidiaries	Amortized cost	34,749				34,749
Debt issued measured at amortized cost	Amortized cost	104,749				104,749
Other financial liabilities measured at amortized cost	Amortized cost	37,133	(29,646)	(4)		7,482
to: Brokerage payables designated at fair value	Amortized cost		(29,646)[14]
Derecognition: deferred fees on other loan commitments	Amortized cost			(4)[4]
Total financial liabilities measured at amortized cost		643,847	(39,996)	(4)		603,848
Financial liabilities at fair value held for trading	FVTPL (held for trading)	30,463				30,463
Derivative financial instruments	FVTPL (derivatives)	116,134		57		116,192
Recognition: Loan commitments	Amortized cost – off-balance sheet			60[4]
Derecognition: Loan commitments	FVTPL (derivatives)			(2)[5]
Brokerage payables designated at fair value	Amortized cost		34,915			34,915
from: Customer deposits	Amortized cost		5,268[14]
from: Other financial liabilities measured at amortized cost	Amortized cost		29,646[14]
Debt issued designated at fair value	FVTPL (designated)	49,502				49,502
Other financial liabilities designated at fair value	FVTPL (designated)	16,223	5,081	(5)		21,300
from: Payables from securities financing transactions	Amortized cost		5,081[13]	(5)[13]
Total financial liabilities measured at fair value through profit or loss		212,323	39,996	53		252,371
Provisions		3,084			74[12]	3,158
Other non-financial liabilities		6,335				6,335
Total liabilities		865,588		49	74	865,711

Equity
Share capital		386				386
Share premium		26,966				26,966
Retained earnings		29,102	72[8,15]	(293)	(284)	28,597
Other comprehensive income recognized directly in equity, net of tax		(5,736)	(72)[8,15]			(5,808)
Equity attributable to shareholders		50,718	0	(293)[15]	(284)[15]	50,141
Equity attributable to non-controlling interests		57				57
Total equity		50,775	0	(293)	(284)	50,198
Total liabilities and equity		916,363	0	(245)	(211)	915,908

Reconciliation of allowances and provisions on adoption of IFRS 9
Reconciliation of allowances and provisions on adoption of IFRS 9
	31.12.2017	1.1.2018
CHF million	Loss allowances and provisions (IAS 39 / IAS 37)	Reversal of allowances (IAS 39)	Recognition of ECL (IFRS 9)[1]	Allowances for ECL / Provisions for ECL (IFRS 9)

On-balance sheet
Cash and balances at central banks			0	0
Loans and advances to banks	(3)		(3)	(5)
Receivables from securities financing transactions			(2)	(2)
Cash collateral receivables on derivative instruments			0	0
Loans and advances to customers	(658)	26[2]	(235)[3]	(867)
Other financial assets measured at amortized cost	(101)[4]		(35)	(136)
Total on-balance sheet	(761)	26	(275)	(1,011)

Off-balance sheet financial instruments and other credit lines
Guarantees	(29)		(8)	(37)
Loan commitments	(4)		(32)	(36)
Other credit lines			(34)	(34)
Total off-balance sheet financial instruments and other credit lines	(33)		(74)	(107)

Total	(794)	26	(348)	(1,117)
of which: Stage 1			(144)	(144)
of which: Stage 2			(188)	(188)
of which: Stage 3			(16)[5]	(785)
1 Includes stage 1 and stage 2 expected credit losses and additional stage 3 expected credit losses. 2 The reversal of CHF 26 million of IAS 39 loss allowances relates to instruments reclassified from amortized cost to fair value through profit or loss on transition to IFRS 9. Refer also to footnotes 3 and 4 to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9.” 3 Includes the reversal of collective allowances of CHF 13 million. 4 Includes CHF 82 million related to loans to financial advisors for which an allowance was reported as a direct reduction of the carrying amount as of 31 December 2017. 5 The incremental increase in stage 3 allowances of CHF 16 million arises from additional consideration of forward looking scenarios under IFRS 9.

IFRS 9 impact on other comprehensive income and retained earnings
IFRS 9 impact on other comprehensive income and retained earnings
CHF million
Other comprehensive income recognized directly in equity, net of tax
Reclassification of financial assets (available for sale to fair value through profit or loss) – equity instruments	(199)
Reclassification of financial assets (available for sale to fair value through profit or loss) – debt instruments	(5)
Tax (expense) / benefit	131
Total change in other comprehensive income	(72)

Retained earnings
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(303)
Reclassification of financial assets (reclassified from available for sale to fair value through profit or loss)	204
Recognition of ECL for on-balance sheet financial assets	(275)
Remeasurement of financial liabilities (reclassified from amortized cost to designated at fair value through profit or loss)	5
Recognition of derivative loan commitments measured at fair value through profit or loss	(60)
Derecognition of liabilities for deferred fees on other loan commitments	4
Derecognition of derivative loan commitments measured at fair value through profit or loss	2
Recognition of ECL for off-balance sheet positions	(74)
Tax (expense) / benefit	(9)
Total change in retained earnings	(505)
Total change in equity due to the adoption of IFRS 9	(577)